Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Income before Income Taxes, Japan		¥ 496,631	¥ 307,830	¥ 298,321
Income before Income Taxes, Overseas		194,800	172,633	171,654
Income before Income Taxes		691,431	480,463	469,975
Current
Japan - Total	[1]	94,317	72,230	80,274
Japan - National tax	[1]	72,845
Japan - Local tax	[1]	21,472
Overseas		48,399	33,252	31,114
Current - Total		142,716	105,482	111,388
Deferred
Japan - Total	[1]	76,511	26,803	9,049
Japan - National tax	[1]	63,768
Japan - Local tax	[1]	12,743
Overseas		13,876	(3,457)	10,951
Deferred - Total		90,387	23,346	20,000
Total
Japan - Total	[1]	170,828	99,033	89,323
Japan - National tax	[1]	136,613
Japan - Local tax	[1]	34,215
Overseas		62,275	29,795	42,065
Provision for income taxes		¥ 233,103	¥ 128,828	¥ 131,388

[1]	Since fiscal 2026, we have changed the disclosure of the breakdown of income taxes in accordance with the Accounting Standards Update.